Fair Value Disclosures (Details 2) - Embedded Conversion Derivative $ in Thousands	12 Months Ended
Nov. 30, 2014 USD ($)
Reconciliation of the changes in Level 3 fair value measurements
Balance at the beginning of the period	$ 5,700
Total gain included in other expense	(2,270)
Equity	$ (3,430)